Share-based Compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Compensation
25.
Share-based compensation

The Company has a number of share-based compensation plans which include simple and performance warrants, stock options, RSUs and DSUs. During 2019 the Company established the stock option, RSU and DSU plans to replace the granting of simple warrants and performance warrants.

The components of share-based compensation expense are as follows:

	Year ended December 31
	2025	2024
Equity-settled expense
Stock options (B)	—	1
Restricted share units (1) (C)	12,879	15,160
Cash-settled (recovery) expense
Deferred share units (1)(2) (D)	1,026	4,876
	13,905	20,037
(1)
For the year ended December 31, 2024, the Company recognized share-based compensation expense under Nova’s RSU plan of $6 and share-based compensation expense under Nova’s DSU plan of $1,700.
(2)
Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each period end. Fluctuations in the fair value are recognized during the period in which they occur.

Equity-settled plans

A)
Simple and performance warrants

The Company issued simple warrants and performance warrants to employees, directors and others at the discretion of the Board. Simple and performance warrants granted generally vest annually over a three-year period, simple warrants expire five years after the grant date and performance warrants expire five years after vesting criteria are met.

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2025 and the year ended December 31, 2024:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2023	66,700	$39.77	54,400	$38.62
Forfeited	(7,520)	40.04	(4,000)	39.06
Expired	(20,300)	6.25	(25,600)	18.75
Balance at December 31, 2024	38,880	$57.22	24,800	$59.07
Forfeited	(5,120)	171.88	(4,000)	156.23
Expired	(17,440)	16.91	—	0.00
Balance at December 31, 2025	16,320	$64.32	20,800	$40.38

The following table summarizes outstanding simple and performance warrants as at December 31, 2025:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$62.50 - $93.75	16,000	62.50	1.03	16,000	62.50	1.03
$125.00 - $312.50	320	155.19	0.96	320	155.19	0.96
	16,320	$64.32	1.03	16,320	$64.32	1.03
Performance warrants
$6.25 - $9.38	6,400	6.25	n/a	6,400	6.25	0.16
$29.69 - $45.31	6,400	31.25	n/a	6,400	31.25	0.16
$62.50 - $93.75	8,000	75.00	n/a	—	—	n/a
	20,800	$40.38	n/a	12,800	$18.75	0.16
B)
Stock options

The Company issues stock options to employees and others at the discretion of the Board. Stock options granted generally vest annually over a three-year period and generally expire ten years after the grant date.

The following table summarizes changes in stock options during the year ended December 31, 2025 and the year ended December 31, 2024:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2023	853,705	$17.92
Forfeited	(114,982)	15.79
Expired	(166,965)	38.16
Balance at December 31, 2024	571,758	$12.44
Forfeited	(168,034)	11.97
Expired	(82,773)	15.63
Balance at December 31, 2025	320,951	$11.86

The following table summarizes outstanding stock options as at December 31, 2025:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$11.50	10,000	4.41	10,000	4.41
$11.79	301,591	1.05	301,591	1.05
$11.90	8,160	4.49	8,160	4.49
$31.50	1,200	1.98	1,200	1.98
	320,951	1.24	320,951	1.24

C)
Restricted share units

RSUs are granted to employees and the vesting requirements and maximum term are at the discretion of the Board. RSUs are exchangeable for an equal number of common shares.

The following table summarizes changes in RSUs during the year ended December 31, 2025 and the year ended December 31, 2024:

RSUs outstanding
Balance at December 31, 2023	8,629,716
Granted	5,555,322
Forfeited	(921,922)
Exercised	(3,892,431)
Balance at December 31, 2024	9,370,685
Granted	4,082,665
Forfeited	(361,154)
Exercised	(6,237,173)
Balance at December 31, 2025	6,855,023

At December 31, 2025, no RSUs were vested or exercisable. During the year ended December 31, 2025, 0.8 million RSUs were granted that included a non-market vesting condition based on the Company’s successful completion of reorganization targets.

Cash-settled plans

D)
Deferred share units

DSUs are granted to directors and generally vest in equal instalments over one year. DSUs are settled by making a cash payment to the holder equal to the fair value of the Company’s common shares calculated at the date of such payment.

The DSU plan was amended for grants made in 2025 and onward, allowing directors who have met the Company’s share ownership guidelines to select a redemption date based on specific criteria. All DSUs granted prior to December 31, 2024 can only be exercised once a director ceases to be on the Board. The fair value of DSUs that will be redeemed within the next year are classified as a current liability within accounts payable.

As at December 31, 2025, the Company recognized a liability of $8.1 million relating to the fair value of cash-settled DSUs (December 31, 2024 – $7.1 million) with $7.6 million included as a non-current liability within other liabilities (note 22) and $0.5 million included as a current liability within accounts payable.

The following table summarizes changes in DSUs during the year ended December 31, 2025 and the year ended December 31, 2024:

DSUs outstanding
Balance at December 31, 2023	2,398,333
Granted	644,737
Balance at December 31, 2024	3,043,070
Granted	525,433
Balance at December 31, 2025	3,568,503

At December 31, 2025, 3.57 million DSUs were vested and 0.3 million were exercisable (December 31, 2024 – 2.14 million). Subsequent to December 31, 2025, 0.2 million DSUs were exercised based on the redemption dates chosen by the directors.